Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes	21.00%	21.00%	21.00%
Cash payments for income taxes	$ 90,000,000	$ 163,000,000	$ 106,000,000
Charge for valuation allowance
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets	$ 0	$ 0